Other Payables And Accrued Expenses	12 Months Ended
Dec. 31, 2024
Accrued Liabilities [Abstract]
Other Payables and Accrued Expenses	OTHER PAYABLES AND ACCRUED EXPENSES

	December 31, 2024	December 31, 2023
Payroll and related expenses	$363,024	$329,249
Provision for vendors on accrued expenses	99,389	133,376
Provision for vacation pay (1)	91,179	83,393
Provision for warranty and cost	87,488	92,138
Provision for royalties	72,187	66,540
Provision for losses on long-term contracts	69,816	60,630
Provision for income tax, net of advances	34,130	28,387
Other income tax liabilities	33,536	40,006
Derivative instruments	24,924	69,036
Dividend payables	22,269	22,226
Value added tax (“VAT”) payable	21,049	29,599
Contingent purchase obligations	8,053	3,033
Other (2)	280,673	236,734
	$1,207,717	$1,194,347

(1)Long-term provision for vacation pay - see Note 20.
(2)Includes provisions for estimated future costs in respect of (1) unbilled services of certain third parties, (2) probable loss from claims (legal or asserted) in the ordinary course of business and (3) damages caused by the items sold and claims as to the specific products ordered.
OTHER LONG-TERM LIABILITIES
The following table presents the components of other long-term liabilities as of December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
Accounts payables	$131,502	$123,787
Provision for vacation pay	51,108	42,073
Derivative financial instruments	28,019	47,376
Contingent purchase obligation	20,564	37,421
Provision for compensated absences	12,382	11,341
Accrued expenses on evacuation	2,066	11,028
Other	28,780	25,270
	$274,421	$298,296